Supplement dated October 10, 2023 to the Statutory Prospectus dated May 1, 2013 for the following policies issued by Pacific Life Insurance Company:
Pacific Select Accumulator, Pacific Select Choice, Pacific Select Estate Preserver,
Pacific Select Estate Preserver II, Pacific Select Estate Preserver III, Pacific Select Estate Preserver IV,
Pacific Select Estate Preserver V, M's Versatile Product – Survivorship Flexible
Premium Variable Life Insurance Policies and Pacific Select Estate Maximizer Modified Single
Premium Variable Life Insurance Policy

And the following policies issued by Pacific Life & Annuity Company:
Pacific Select Exec II – NY, Pacific Select Exec III – NY, Pacific Select Exec IV – NY, Pacific Select
Estate Preserver – NY Flexible Premium Variable Life Insurance Policies (each a "Policy")

The purpose of this supplement is to announce various underlying fund changes and service center changes. This supplement must be preceded or accompanied by the Prospectus for your Policy, as supplemented (the "Prospectus"). All information in your Prospectus dated May 1, 2013, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Pacific Select Fund Portfolio Investment Adviser/Manager Changes

Effective November 1, 2023, VARIABLE INVESTMENT OPTIONS is amended to reflect that the Investment Adviser/Manager for the Diversified Bond Portfolio will change from Western Asset Management Company, LLC to Loomis Sayles & Company, L.P. The Investment Adviser/Manager for the Mid-Cap Equity Portfolio will change from Scout Investments to Blackrock Investment Management, LLC.

Effective November 1, 2023, the service center business hours in the Timing of Payments, Forms and Requests section are deleted and replaced with the following:

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 6 a.m. through 5 p.m. Pacific time.

Form No.	15-53214-00
85-53215-00